10-Q Receivables and allowance for expected credit losses (Tables)	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
Schedule of accounts, notes, loans and financing receivable	Receivables, net consisted of the following at December 31:

	2022	2021
	(In thousands)
Trade receivables	$104,347	$98,114
Contracting services contract receivables	82,428	70,768
Retention receivables	28,859	25,173
Receivables, gross	215,634	194,055
Less expected credit loss	5,477	5,406
Receivables, net	$210,157	$188,649
Receivables were as follows:

	June 30, 2023	December 31, 2022
	(In thousands)
Trade receivables	$220,948	$104,347
Contract receivables	173,318	82,428
Retention receivables	30,224	28,859
Receivables, gross	424,490	215,634
Less expected credit loss	5,870	5,477
Receivables, net	$418,620	$210,157

Accounts receivable, allowance for credit loss
Details of the Company’s expected credit losses were as follows:

	Pacific	Northwest	Mountain	North Central	Other	Total
	(In thousands)
At December 31, 2020	$2,696	$824	$1,258	$1,179	$207	$6,164
Current expected credit loss provision*	$(543)	$(112)	$577	$106	$40	$68
Less write-offs charged against the allowance	$101	$200	$225	$133	$167	$826
At December 31, 2021	$2,052	$512	$1,610	$1,152	$80	$5,406
Current expected credit loss provision	$27	$946	$(206)	$(253)	$24	$538
Less write-offs charged against the allowance	$34	$205	$126	$60	$42	$467
At December 31, 2022	$2,045	$1,253	$1,278	$839	$62	$5,477
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*Includes impacts from businesses acquired.
Details of the Company's expected credit losses were as follows:

	Pacific	Northwest	Mountain	North Central	All Other	Total
	(In thousands)
At December 31, 2022	$2,045	$1,253	$1,278	$839	$62	$5,477
Current expected credit loss provision	45	313	164	(89)	(1)	432
Less write-offs charged against the allowance	1	68	18	—	—	87
At March 31, 2023	$2,089	$1,498	$1,424	$750	$61	$5,822
Current expected credit loss provision	9	74	631	(132)	1	583
Less write-offs charged against the allowance	18	512	3	—	2	535
At June 30, 2023	$2,080	$1,060	$2,052	$618	$60	$5,870

	Pacific	Northwest	Mountain	North Central	All Other	Total
	(In thousands)
At December 31, 2021	$2,052	$512	$1,610	$1,152	$80	$5,406
Current expected credit loss provision	1	(125)	(130)	6	(5)	(253)
Less write-offs charged against the allowance	1	20	4	1	1	27
At March 31, 2022	$2,052	$367	$1,476	$1,157	$74	$5,126
Current expected credit loss provision	11	58	(17)	(37)	(3)	12
Less write-offs charged against the allowance	—	56	4	47	2	109
At June 30, 2022	$2,063	$369	$1,455	$1,073	$69	$5,029